Inventory (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Summary of Inventory	Inventory consisted of the following:

	As of December 31,
	2023	2024
Finished goods	3,661,299	3,898,396
Raw materials	1,834,082	1,634,792
Work-in-process	30,831	29,734

Total	5,526,212	5,562,922